Financial expenses (Tables)	12 Months Ended
Dec. 31, 2021
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial Expenses [Line Items]
Schedule of finance expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)

Interest on disputed mining royalties (a)	15,334	43,838	68,107
Interest on senior unsecured credit facility (see Note 10(a))	10,127	22,351	39,083
Interest for leases (see Note 10(b))	4,371	4,875	5,242
Excess of salary limit in workers profit sharing (b)	1,638	16,591	—
Amortization debt issuance costs (See Note 10(c))	955	1,673	1,768
Other financial expenses	783	891	2,395
Extinguishment of debt - debt issuance costs (see Note 10(c))	289	902	1,298
Capitalized Interest associated to capital projects	(1,997)	(2,544)	(4,504)
Tax contingencies (c)	—	54,098	2,488
	31,500	142,675	115,877

(a)   Represents charges of interest related to (i) the installment payment programs for disputed mining royalties for the period January 2009 through September 2011 and for the years 2012 and 2013 and SMT for the period October 2011 through December 2013 (US$14.6 million for the year ended December 31, 2021, and US$38.2 million for the year ended December 31, 2020) and (ii) other taxes related to disputed mining royalty (US$0.7 million for the year ended December 31, 2021, and US$5.6 million for the year ended December 31, 2020).

For the year ended December 31, 2019, primarily represents charges of interest related to the installment payment programs for SMT for the period October 2011 through December 2013 and disputed mining royalties for the period December 2006 through September 2011 and for the years 2012 and 2013 of US$53.6 million. Amount also includes interest associated with (i) ITAN for the years 2010, 2011 and 2013 of US$10.4 million, (ii) other taxes related to disputed mining royalty of US$2.9 million and (iii) disputed mining royalties for the period October 2011 through December 2011 of US$1.2 million.

(b)   For the year ended December 31, 2021 and 2020, represents interest associated to the excess of salary limit in workers profit sharing (see Note 9(a)). This is related to adjustments of previous years income tax assessments (recognized in 2020 and updated during 2021) as a result of the international arbitration proceeding initiated by the Company (see Note 13(d)).

(c)   For the year ended December 31, 2020, primarily represents interest related to (i) the income tax assessment for the year 2013 of US$31.4 million, (ii) uncertain income tax treatments (IFRIC 23) associated primarily to tailing dam income tax of US$13.1 million, (iii) SUNAT assessments for prior years related to income and non-income tax contingencies in which the Company expected to obtain an unfavorable result of US$8.7 million.